Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 21.4%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	82,716	$824,677
Guggenheim Strategy Fund II1	33,051	819,991
Total Mutual Funds
(Cost $1,642,728)		1,644,668

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	$220,000	219,985
Total U.S. Treasury Bills
(Cost $219,985)		219,985

REPURCHASE AGREEMENTS††,4 - 71.6%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	3,726,210	3,726,210
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	931,552	931,552
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	834,371	834,371
Total Repurchase Agreements
(Cost $5,492,133)		5,492,133
Total Investments - 95.9%
(Cost $7,354,846)		$7,356,786
Other Assets & Liabilities, net - 4.1%		317,005
Total Net Assets - 100.0%		$7,673,791

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	71	Apr 2019	$7,699,950	$120,492

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,644,668	$—	$—	$1,644,668
U.S. Treasury Bills	—	219,985	—	219,985
Repurchase Agreements	—	5,492,133	—	5,492,133
Commodity Futures Contracts**	120,492	—	—	120,492
Total Assets	$1,765,160	$5,712,118	$—	$7,477,278

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$820,321	$–	$–	$–	$(330)	$819,991	33,051	$5,710
Guggenheim Ultra Short Duration Fund - Institutional Class	823,850	–	–	–	827	824,677	82,716	5,052
	$1,644,171	$–	$–	$–	$497	$1,644,668		$10,762

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
MUTUAL FUNDS† - 77.3%
Guggenheim Strategy Fund III[1]	480,424	$11,909,716
Guggenheim Strategy Fund II1	378,831	9,398,795
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	316,121	3,151,727
Total Mutual Funds
(Cost $24,603,342)		24,460,238

	Face Amount
U.S. TREASURY BILLS†† - 10.0%
U.S. Treasury Bills
2.31% due 04/02/19[2,3]	$3,166,000	3,165,792
Total U.S. Treasury Bills
(Cost $3,165,790)		3,165,792

REPURCHASE AGREEMENTS††,4 - 10.9%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	2,343,221	2,343,221
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	585,805	585,805
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	524,692	524,692
Total Repurchase Agreements
(Cost $3,453,718)		3,453,718
Total Investments - 98.2%
(Cost $31,222,850)		$31,079,748
Other Assets & Liabilities, net - 1.8%		554,285
Total Net Assets - 100.0%		$31,634,033

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	126	Jun 2019	$12,387,942	$170,242
Euro - Bund Futures Contracts	29	Jun 2019	5,413,463	108,242
Long Gilt Futures Contracts††	35	Jun 2019	5,903,763	105,133
Canadian Government 10 Year Bond Futures Contracts	52	Jun 2019	5,418,597	101,627
Euro - Bobl Futures Contracts	74	Jun 2019	11,055,582	90,789
U.S. Treasury Long Bond Futures Contracts	15	Jun 2019	2,248,594	59,789
Australian Government 3 Year Bond Futures Contracts	191	Jun 2019	15,412,108	54,803
U.S. Treasury 10 Year Note Futures Contracts	27	Jun 2019	3,356,437	50,463
U.S. Treasury Ultra Long Bond Futures Contracts	7	Jun 2019	1,178,625	35,494
Euro - BTP Italian Government Bond Futures Contracts††	36	Jun 2019	5,226,927	24,908
U.S. Treasury 2 Year Note Futures Contracts	44	Jun 2019	9,378,187	24,493
Euro - 30 year Bond Futures Contracts	2	Jun 2019	430,293	20,838
U.S. Treasury 5 Year Note Futures Contracts	22	Jun 2019	2,549,766	20,403
Euro - Schatz Futures Contracts	58	Jun 2019	7,286,604	9,411
Euro - OATS Futures Contracts††	1	Jun 2019	182,576	5,198
			$87,429,464	$881,833

Equity Futures Contracts Purchased†
Amsterdam Index Futures Contracts	10	Apr 2019	1,231,908	20,704
SPI 200 Index Futures Contracts	32	Jun 2019	3,515,978	13,756
CAC 40 10 Euro Index Futures Contracts	19	Apr 2019	1,140,895	11,791
Hang Seng Index Futures Contracts††	5	Apr 2019	929,155	6,544
S&P 500 Index Mini Futures Contracts	3	Jun 2019	425,700	6,485
MSCI Taiwan Stock Index Futures Contracts	4	Apr 2019	157,120	2,366
Dow Jones Industrial Average Index Mini Futures Contracts	4	Jun 2019	518,700	1,439
Euro STOXX 50 Index Futures Contracts	6	Jun 2019	220,868	1,325

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2019	$148,045	$928
FTSE 100 Index Futures Contracts	1	Jun 2019	94,017	905
FTSE MIB Index Futures Contracts††	1	Jun 2019	116,431	587
S&P/TSX 60 IX Index Futures Contracts	5	Jun 2019	716,724	(151)
HSCEI Index Futures Contracts††	1	Apr 2019	72,815	(224)
IBEX 35 Index Futures Contracts††	4	Apr 2019	413,159	(2,073)
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2019	191,933	(2,461)
Russell 2000 Index Mini Futures Contracts	2	Jun 2019	154,440	(3,074)
CBOE Volatility Index Futures Contracts	68	Aug 2019	1,156,000	(17,084)
CBOE Volatility Index Futures Contracts	86	Sep 2019	1,474,900	(18,612)
			$12,678,788	$23,151

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	7	Jun 2019	794,369	1,220
New Zealand Dollar Futures Contracts	5	Jun 2019	341,050	(821)
Euro FX Futures Contracts	3	Jun 2019	423,394	(2,758)
Mexican Peso Futures Contracts	52	Jun 2019	1,322,880	(6,386)
Canadian Dollar Futures Contracts	34	Jun 2019	2,548,980	(8,387)
British Pound Futures Contracts	9	Jun 2019	735,356	(12,010)
			$6,166,029	$(29,142)

Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	86	Dec 2019	3,243,920	90,391
LME Zinc Futures Contracts	3	May 2019	221,531	8,979
Cotton #2 Futures Contracts	6	May 2019	232,800	8,706
Copper Futures Contracts	1	May 2019	73,300	3,834
Brent Crude Futures Contracts	7	Apr 2019	473,060	2,948
Gasoline RBOB Futures Contracts	2	Apr 2019	157,861	2,557
WTI Crude Futures Contracts	4	Apr 2019	240,600	2,390
Low Sulphur Gas Oil Futures Contracts	1	May 2019	60,500	(77)
LME Nickel Futures Contracts	1	May 2019	77,706	(514)
Wheat Futures Contracts	8	May 2019	183,700	(839)
NY Harbor ULSD Futures Contracts	1	Apr 2019	82,715	(1,053)
Sugar #11 Futures Contracts	5	Apr 2019	70,056	(1,085)
Gold 100 oz. Futures Contracts	1	Jun 2019	129,700	(1,713)
Cattle Feeder Futures Contracts	2	May 2019	149,025	(1,794)
Corn Futures Contracts	7	May 2019	124,863	(3,421)
Live Cattle Futures Contracts	17	Jun 2019	809,200	(5,422)
Silver Futures Contracts	2	May 2019	151,000	(6,486)
Lean Hogs Futures Contracts	3	Jun 2019	105,180	(8,659)
Natural Gas Futures Contracts	24	Apr 2019	640,320	(35,301)
Hard Red Winter Wheat Futures Contracts	79	May 2019	1,700,475	(47,847)
Live Cattle Futures Contracts	104	Aug 2019	4,813,120	(68,873)
			$13,740,632	$(63,279)

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	103	Sep 2019	2,313,638	140,950
Hard Red Winter Wheat Futures Contracts	20	May 2019	430,500	67,777
Coffee 'C' Futures Contracts	26	May 2019	920,400	52,009
Soybean Futures Contracts	33	May 2019	1,458,600	46,527
Natural Gas Futures Contracts	31	Jun 2019	861,490	43,141
Corn Futures Contracts	43	May 2019	767,013	41,757
Soybean Oil Futures Contracts	44	May 2019	749,232	39,890
Live Cattle Futures Contracts	35	Jun 2019	1,666,000	28,446
Soybean Meal Futures Contracts	31	May 2019	947,360	18,058
Wheat Futures Contracts	29	Sep 2019	684,400	9,063
Live Cattle Futures Contracts	33	Oct 2019	1,544,070	7,537
Wheat Futures Contracts	3	May 2019	68,888	5,080

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
NY Harbor ULSD Futures Contracts	5	Apr 2019	$413,574	$4,691
LME Primary Aluminum Futures Contracts	15	May 2019	713,062	3,967
Low Sulphur Gas Oil Futures Contracts	7	May 2019	423,500	3,563
Lean Hogs Futures Contracts	2	Jun 2019	70,120	1,442
LME Lead Futures Contracts	5	May 2019	251,656	823
Platinum Futures Contracts	2	Jul 2019	85,300	(335)
Gasoline RBOB Futures Contracts	2	Apr 2019	157,861	(2,567)
Cotton #2 Futures Contracts	5	May 2019	194,000	(8,499)
Cattle Feeder Futures Contracts	7	May 2019	521,587	(8,634)
Cocoa Futures Contracts	18	May 2019	411,480	(9,175)
Cotton #2 Futures Contracts	69	Jul 2019	2,701,350	(146,218)
			$18,355,081	$339,293

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	65	Apr 2019	986,700	46,582
DAX Index Futures Contracts	3	Jun 2019	972,863	5,841
Euro STOXX 50 Index Futures Contracts	5	Jun 2019	184,057	1,229
S&P 500 Index Mini Futures Contracts	2	Jun 2019	283,800	255
Russell 2000 Index Mini Futures Contracts	8	Jun 2019	617,760	159
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2019	148,045	(202)
Tokyo Stock Price Index Futures Contracts	8	Jun 2019	1,153,943	(304)
OMX Stockholm 30 Index Futures Contracts††	15	Apr 2019	250,010	(1,001)
Nikkei 225 (OSE) Index Futures Contracts	4	Jun 2019	767,732	(1,188)
MSCI EAFE Index Mini Futures Contracts	2	Jun 2019	186,690	(1,363)
HSCEI Index Futures Contracts††	4	Apr 2019	291,260	(1,535)
CAC 40 10 Euro Index Futures Contracts	3	Apr 2019	180,141	(2,139)
FTSE 100 Index Futures Contracts	4	Jun 2019	376,066	(2,376)
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2019	380,340	(2,993)
			$6,779,407	$40,965

Currency Futures Contracts Sold Short†
Euro FX Futures Contracts	26	Jun 2019	3,669,412	32,747
British Pound Futures Contracts	13	Jun 2019	1,062,181	16,542
Canadian Dollar Futures Contracts	43	Jun 2019	3,223,710	11,450
Australian Dollar Futures Contracts	41	Jun 2019	2,915,510	(4,724)
Japanese Yen Futures Contracts	22	Jun 2019	2,496,588	(5,450)
Swiss Franc Futures Contracts	73	Jun 2019	9,232,675	(43,996)
			$22,600,076	$6,569

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	12	Jun 2019	1,491,750	(1,186)
Canadian Government 10 Year Bond Futures Contracts	10	Jun 2019	1,042,038	(1,280)
Euro - Schatz Futures Contracts	110	Jun 2019	13,819,421	(9,943)
Euro - Bund Futures Contracts	43	Jun 2019	8,026,860	(112,802)
			$24,380,069	$(125,211)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$24,460,238	$—	$—	$24,460,238
U.S. Treasury Bills	—	3,165,792	—	3,165,792
Repurchase Agreements	—	3,453,718	—	3,453,718
Interest Rate Futures Contracts**	746,594	135,239	—	881,833
Commodity Futures Contracts**	634,526	—	—	634,526
Equity Futures Contracts**	113,765	7,131	—	120,896
Currency Futures Contracts**	61,959	—	—	61,959
Total Assets	$26,017,082	$6,761,880	$—	$32,778,962

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$358,512	$—	$—	$358,512
Interest Rate Futures Contracts**	125,211	—	—	125,211
Currency Futures Contracts**	84,532	—	—	84,532
Equity Futures Contracts**	51,947	4,833	—	56,780
Total Liabilities	$620,202	$4,833	$—	$625,035

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$9,936,736	$65,925	$(600,000)	$(4,836)	$970	$9,398,795	378,831	$67,154
Guggenheim Strategy Fund III	12,978,660	81,904	(1,150,000)	(9,748)	8,900	11,909,716	480,424	83,677
Guggenheim Ultra Short Duration Fund - Institutional Class	2,630,009	518,563	–	–	3,155	3,151,727	316,121	18,741
	$25,545,405	$666,392	$(1,750,000)	$(14,584)	$13,025	$24,460,238		$169,572

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS† - 26.6%
Technology - 6.6%
First Data Corp. — Class A*	20,784	$545,996
Red Hat, Inc.*,1	2,781	508,089
Integrated Device Technology, Inc.*,1	8,713	426,850
Mellanox Technologies Ltd.*	3,213	380,291
Luxoft Holding, Inc.*	4,490	263,608
Ultimate Software Group, Inc.*	703	232,081
Total Technology		2,356,915
Financial - 5.9%
Navigators Group, Inc.	7,258	507,116
TCF Financial Corp.	18,229	377,158
Fidelity Southern Corp.	13,093	358,617
Blue Hills Bancorp, Inc.[1]	13,242	316,484
SunTrust Banks, Inc.	5,175	306,619
National Commerce Corp.*	4,287	168,093
Genworth Financial, Inc. — Class A*	19,752	75,650
Total Financial		2,109,737
Consumer, Non-cyclical - 4.5%
Celgene Corp.*	3,810	359,435
Travelport Worldwide Ltd.	17,352	272,947
Worldpay, Inc. — Class A*	2,283	259,121
Nightstar Therapeutics plc ADR*	9,981	253,218
LSC Communications, Inc.	30,134	196,775
Spark Therapeutics, Inc.*	1,486	169,226
Pacific Biosciences of California, Inc.*	14,407	104,162
Total Consumer, Non-cyclical		1,614,884
Communications - 3.7%
ARRIS International plc*,1	14,962	472,949
Finisar Corp.*	17,510	405,707
Tribune Media Co. — Class A	6,013	277,440
Sprint Corp.*,1	29,713	167,878
Total Communications		1,323,974
Industrial - 2.8%
USG Corp.[1]	11,746	508,602
L3 Technologies, Inc.	2,402	495,701
Total Industrial		1,004,303
Basic Materials - 2.1%
Goldcorp, Inc.	49,259	563,523
Univar, Inc.*	8,853	196,174
Total Basic Materials		759,697
Consumer, Cyclical - 0.8%
Belmond Ltd. — Class A*	10,929	272,460
Utilities - 0.2%
Connecticut Water Service, Inc.	1,235	84,783
Total Common Stocks
(Cost $9,641,139)		9,526,753

MUTUAL FUNDS† - 40.1%
Guggenheim Strategy Fund II2	423,143	10,498,182
Guggenheim Strategy Fund III[2]	153,504	3,805,358
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	5,050	50,345
Total Mutual Funds
(Cost $14,436,055)		14,353,885

CLOSED-END FUNDS† - 9.3%
Dividend and Income Fund	5,966	67,774
RMR Real Estate Income Fund	2,314	43,249
Herzfeld Caribbean Basin Fund, Inc.	6,767	39,587
Eaton Vance Municipal Bond Fund	2,464	30,551
Salient Midstream & MLP Fund	2,226	20,457
Boulder Growth & Income Fund, Inc.	1,868	20,137
Adams Natural Resources Fund, Inc.	1,183	19,839
General American Investors Company, Inc.	592	19,720
Cushing Energy Income Fund	2,557	19,331
Kayne Anderson Midstream/Energy Fund, Inc.	1,583	18,838
GDL Fund	1,970	18,833
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,500	18,480
New Ireland Fund, Inc.	2,047	18,423
CBRE Clarion Global Real Estate Income Fund	2,462	18,391
Gabelli Healthcare & WellnessRx Trust	1,715	18,025
Franklin Universal Trust	2,556	18,020
Adams Diversified Equity Fund, Inc.	1,228	17,732
Cushing MLP & Infrastructure Total Return Fund[3]	1,688	17,623
Macquarie Global Infrastructure Total Return Fund, Inc.	793	17,597
Nuveen North Carolina Quality Municipal Income Fund	1,376	17,585
Nuveen Real Asset Income and Growth Fund	1,096	17,580
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,579	17,574
First Trust New Opportunities MLP & Energy Fund	1,888	17,483
Nuveen Energy MLP Total Return Fund	1,806	17,464
Taiwan Fund, Inc.	972	17,428
Nuveen Connecticut Quality Municipal Income Fund	1,426	17,183
Neuberger Berman California Municipal Fund, Inc.	1,316	17,147
Nuveen All Capital Energy MLP Opportunities Fund	2,477	17,141
Nuveen Michigan Quality Municipal Income Fund	1,290	17,080
Nuveen Georgia Quality Municipal Income Fund	1,427	17,010
Western Asset Inflation-Linked Opportunities & Income Fund	1,585	17,007
Morgan Stanley India Investment Fund, Inc.	811	16,950
Principal Real Estate Income Fund	907	16,916
Nuveen Texas Quality Municipal Income Fund	1,263	16,874

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
ClearBridge Energy Midstream Opportunity Fund, Inc.	1,753	$16,846
Delaware Investments Minnesota Municipal Income Fund II, Inc.	1,333	16,841
ClearBridge MLP & Midstream Total Return Fund, Inc.	1,736	16,839
Duff & Phelps Global Utility Income Fund, Inc.	1,125	16,807
Western Asset Inflation - Linked Securities & Income Fund	1,499	16,804
Aberdeen Japan Equity Fund, Inc.	2,400	16,728
Nuveen Maryland Quality Municipal Income Fund	1,339	16,697
Delaware Investments National Municipal Income Fund	1,310	16,624
Eaton Vance New York Municipal Income Trust	1,346	16,610
Nuveen New Jersey Quality Municipal Income Fund	1,197	16,578
PGIM High Yield Bond Fund, Inc.	1,165	16,520
Neuberger Berman MLP Income Fund, Inc.	2,075	16,517
BlackRock MuniYield Pennsylvania Quality Fund	1,211	16,482
PGIM Global High Yield Fund, Inc.	1,182	16,477
Nuveen New York Quality Municipal Income Fund	1,227	16,430
Nuveen Ohio Quality Municipal Income Fund	1,134	16,420
First Trust Aberdeen Global Opportunity Income Fund	1,630	16,382
Eaton Vance California Municipal Bond Fund	1,546	16,310
Nuveen Arizona Quality Municipal Income Fund	1,269	16,281
First Trust High Income Long/Short Fund	1,111	16,232
BlackRock Resources & Commodities Strategy Trust	1,985	16,217
Eagle Growth & Income Opportunities Fund[3]	1,054	16,200
First Trust Energy Infrastructure Fund	1,020	16,167
BlackRock Credit Allocation Income Trust	1,300	16,133
Nuveen Global High Income Fund	1,063	16,115
Tortoise Power and Energy Infrastructure Fund, Inc.	862	16,042
Aberdeen Global Premier Properties Fund	2,668	16,035
Pioneer Diversified High Income Trust	1,125	16,020
Western Asset Intermediate Muni Fund, Inc.	1,817	16,008
BlackRock MuniYield Michigan Quality Fund, Inc.	1,196	15,979
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,324	15,967
Lazard Global Total Return and Income Fund, Inc.	1,032	15,944
DTF Tax-Free Income, Inc.	1,202	15,903
Bancroft Fund Ltd.	743	15,885
Nuveen Virginia Quality Municipal Income Fund	1,249	15,862
Eaton Vance New York Municipal Bond Fund	1,349	15,851
European Equity Fund, Inc.	1,815	15,827
Cohen & Steers REIT and Preferred Income Fund, Inc.	768	15,821
Source Capital, Inc.	439	15,804
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,757	15,795
Eaton Vance Floating-Rate Income Plus Fund	1,065	15,773
AllianceBernstein National Municipal Income Fund, Inc.	1,216	15,747
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,377	15,736
New Germany Fund, Inc.	1,126	15,730
Eaton Vance California Municipal Income Trust	1,310	15,720
Central and Eastern Europe Fund, Inc.	653	15,705
Eaton Vance Limited Duration Income Fund	1,241	15,699
First Trust Aberdeen Emerging Opportunity Fund	1,166	15,683
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	1,666	15,677
Delaware Enhanced Global Dividend & Income Fund	1,620	15,665
Japan Smaller Capitalization Fund, Inc.	1,778	15,593
ClearBridge MLP & Midstream Fund, Inc.	1,231	15,585
Tortoise Pipeline & Energy Fund, Inc.	1,025	15,580
Nuveen California AMT-Free Quality Municipal Income Fund	1,119	15,577
India Fund, Inc.	726	15,522
BlackRock Corporate High Yield Fund, Inc.	1,510	15,493
Nuveen AMT-Free Quality Municipal Income Fund	1,159	15,484
BlackRock Enhanced Global Dividend Trust	1,445	15,462
MFS Charter Income Trust	1,955	15,445
Eaton Vance Municipal Income Trust	1,265	15,433
BlackRock Debt Strategies Fund, Inc.	1,439	15,426
Templeton Emerging Markets Fund/United States	1,034	15,386
Swiss Helvetia Fund, Inc.	2,024	15,382
China Fund, Inc.	754	15,367
Aberdeen Total Dynamic Dividend Fund	1,861	15,353

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Neuberger Berman Real Estate Securities Income Fund, Inc.	3,082	$15,318
Templeton Dragon Fund, Inc.	770	15,308
Pioneer High Income Trust	1,708	15,286
GAMCO Natural Resources Gold & Income Trust	2,700	15,255
Ellsworth Growth and Income Fund Ltd.	1,585	15,216
Cohen & Steers Global Income Builder, Inc.	1,782	15,200
Nuveen Multi-Market Income Fund	2,149	15,193
Clough Global Opportunities Fund	1,567	15,137
Neuberger Berman High Yield Strategies Fund, Inc.	1,340	15,129
Ivy High Income Opportunities Fund	1,117	15,102
Wells Fargo Income Opportunities Fund	1,916	15,098
Credit Suisse Asset Management Income Fund, Inc.	4,860	15,066
Aberdeen Asia-Pacific Income Fund, Inc.	3,557	15,046
Tri-Continental Corp.	572	15,044
BlackRock Limited Duration Income Trust	1,022	15,023
Voya Global Advantage and Premium Opportunity Fund	1,392	15,020
Nuveen Quality Municipal Income Fund	1,106	15,008
Nuveen Credit Strategies Income Fund	1,935	14,958
Virtus Total Return Fund, Inc.	1,488	14,954
Nuveen New Jersey Municipal Value Fund	1,131	14,929
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,053	14,925
Western Asset High Income Fund II, Inc.	2,302	14,917
BlackRock Enhanced International Dividend Trust	2,681	14,906
Royce Value Trust, Inc.	1,083	14,902
Cohen & Steers Quality Income Realty Fund, Inc.	1,163	14,886
LMP Capital and Income Fund, Inc.	1,151	14,848
BlackRock MuniYield Quality Fund III, Inc.	1,148	14,844
John Hancock Investors Trust	941	14,840
Mexico Fund, Inc.	1,072	14,836
Western Asset Emerging Markets Debt Fund, Inc.	1,087	14,827
Western Asset High Income Opportunity Fund, Inc.	3,069	14,823
Nuveen Senior Income Fund	2,555	14,819
Aberdeen Global Dynamic Dividend Fund	1,562	14,792
Nuveen Pennsylvania Municipal Value Fund	1,101	14,786
BlackRock Energy and Resources Trust	1,221	14,786
Voya Asia Pacific High Dividend Equity Income Fund	1,577	14,761
Nuveen Massachusetts Quality Municipal Income Fund	1,175	14,758
Tekla Healthcare Opportunities Fund	837	14,748
DWS Municipal Income Trust	1,337	14,734
BlackRock Multi-Sector Income Trust	888	14,732
Western Asset Global High Income Fund, Inc.	1,567	14,714
AllianceBernstein Global High Income Fund, Inc.	1,269	14,708
AllianzGI Equity & Convertible Income Fund[3]	683	14,698
Pioneer Municipal High Income Trust	1,230	14,686
Nuveen Floating Rate Income Fund	1,523	14,666
Liberty All Star Growth Fund, Inc.	2,633	14,639
Brookfield Real Assets Income Fund, Inc.	677	14,637
Federated Premier Municipal Income Fund	1,089	14,625
Tekla Healthcare Investors	711	14,604
Dreyfus Municipal Income, Inc.	1,732	14,566
Wells Fargo Global Dividend Opportunity Fund	2,776	14,546
Western Asset Municipal Partners Fund, Inc.[3]	1,007	14,541
Duff & Phelps Utility and Corporate Bond Trust, Inc.	1,682	14,499
Putnam Master Intermediate Income Trust	3,190	14,483
Aberdeen Income Credit Strategies Fund	1,191	14,435
Eaton Vance Tax-Advantaged Global Dividend Income Fund	928	14,421
Putnam Municipal Opportunities Trust	1,176	14,418
Nuveen Municipal Credit Income Fund[3]	955	14,392
Lazard World Dividend & Income Fund, Inc.	1,449	14,360
Royce Micro-Capital Trust, Inc.	1,722	14,344
BlackRock Core Bond Trust	1,064	14,311
BlackRock Municipal 2030 Target Term Trust	643	14,300
Neuberger Berman Municipal Fund, Inc.[3]	995	14,278
Clough Global Dividend and Income Fund	1,285	14,264
Nuveen Diversified Dividend & Income Fund	1,375	14,245
BlackRock Massachusetts Tax-Exempt Trust	1,138	14,242
MFS Multimarket Income Trust	2,507	14,240
Sprott Focus Trust, Inc.	2,086	14,206

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
CLOSED-END FUNDS† - 9.3% (continued)
Western Asset High Yield Defined Opportunity Fund, Inc.	960	$14,179
Invesco High Income Trust II	988	14,168
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,062	14,145
Morgan Stanley China A Share Fund, Inc.	606	14,144
Putnam Managed Municipal Income Trust	1,890	14,137
Cushing Renaissance Fund	833	14,078
Wells Fargo Multi-Sector Income Fund	1,163	14,072
Mexico Equity & Income Fund, Inc.	1,331	14,069
Gabelli Dividend & Income Trust	661	14,066
First Trust Dynamic Europe Equity Income Fund	980	14,053
Virtus Global Multi-Sector Income Fund	1,147	14,051
Voya Infrastructure Industrials and Materials Fund	1,114	14,036
Clough Global Equity Fund	1,106	14,035
Cohen & Steers Infrastructure Fund, Inc.	571	14,001
Madison Covered Call & Equity Strategy Fund	2,044	13,960
DWS Strategic Municipal Income Trust	1,242	13,935
Gabelli Global Utility & Income Trust	746	13,920
Barings Global Short Duration High Yield Fund	769	13,919
BlackRock Enhanced Equity Dividend Trust	1,626	13,902
Liberty All-Star Equity Fund	2,272	13,882
Voya Global Equity Dividend and Premium Opportunity Fund	2,135	13,877
Nuveen Missouri Quality Municipal Income Fund	1,072	13,861
Credit Suisse High Yield Bond Fund	5,581	13,841
GAMCO Global Gold Natural Resources & Income Trust	3,185	13,823
Nuveen New York Municipal Value Fund 2	997	13,808
Dreyfus High Yield Strategies Fund	4,492	13,790
Nuveen Floating Rate Income Opportunity Fund	1,435	13,762
First Trust Intermediate Duration Preferred & Income Fund	630	13,740
BlackRock MuniHoldings Investment Quality Fund	1,063	13,723
MFS Intermediate High Income Fund	5,378	13,714
Western Asset Global Corporate Defined Opportunity Fund, Inc.	831	13,678
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,094	13,522
Nuveen Real Estate Income Fund	1,305	13,520
Templeton Emerging Markets Income Fund	1,319	13,507
BlackRock Enhanced Capital and Income Fund, Inc.	855	13,483
John Hancock Hedged Equity & Income Fund	913	13,439
Delaware Investments Colorado Municipal Income Fund, Inc.[3]	935	13,249
Voya Emerging Markets High Income Dividend Equity Fund	1,647	13,094
BlackRock MuniYield Investment Quality Fund	996	13,087
Korea Fund, Inc.	446	13,054
Advent Claymore Convertible Securities and Income Fund	705	10,406
Total Closed-End Funds
(Cost $3,098,542)		3,327,810

	Face Amount
U.S. TREASURY BILLS†† - 19.4%
U.S. Treasury Bills
2.36% due 04/23/19[4,5]	$5,900,000	5,891,385
2.31% due 04/02/19[5,6]	1,069,000	1,068,930
Total U.S. Treasury Bills
(Cost $6,960,267)		6,960,315

REPURCHASE AGREEMENTS††,7 - 0.3%
JPMorgan Chase & Co. issued 03/29/19 at 2.55% due 04/01/19	77,158	77,158
Bank of America Merrill Lynch issued 03/29/19 at 2.55% due 04/01/19	19,290	19,290
Barclays Capital issued 03/29/19 at 2.40% due 04/01/19	17,277	17,277
Total Repurchase Agreements
(Cost $113,725)		113,725

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.32%[9]	54,752	54,752
Total Securities Lending Collateral
(Cost $54,752)		54,752
Total Investments - 95.9%
(Cost $34,304,480)		$34,337,240

COMMON STOCKS SOLD SHORT† - (12.0%)
Communications - (0.6)%
T-Mobile US, Inc.*	3,049	(210,686)
Consumer, Non-cyclical - (1.1)%
Bristol-Myers Squibb Co.	3,810	(181,775)
Quad/Graphics, Inc.	18,834	(224,125)
Total Consumer, Non-cyclical		(405,900)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Value
COMMON STOCKS SOLD SHORT† - (12.0%) (continued)
Industrial - (1.8)%
II-VI, Inc.*	3,884	$(144,640)
Harris Corp.	3,123	(498,775)
Total Industrial		(643,415)
Basic Materials - (2.1)%
Univar, Inc.*	8,853	(196,182)
Newmont Mining Corp.	16,157	(577,936)
Total Basic Materials		(774,118)
Technology - (2.2)%
Fidelity National Information Services, Inc.	2,120	(239,772)
Fiserv, Inc.*	6,298	(555,988)
Total Technology		(795,760)
Financial - (4.2)%
CenterState Bank Corp.	7,074	(168,432)
Independent Bank Corp.	3,056	(247,566)
BB&T Corp.	6,702	(311,844)
Ameris Bancorp	10,474	(359,782)
Chemical Financial Corp.	9,262	(381,224)
Total Financial		(1,468,848)
Total Common Stocks Sold Short
(Proceeds $4,487,528)		(4,298,727)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.5%)
SPDR S&P 500 ETF Trust	5	(1,412)
iShares Core U.S. Aggregate Bond ETF	68	(7,417)
iShares MSCI South Korea ETF	157	(9,569)
iShares Russell 1000 Value ETF	141	(17,412)
Technology Select Sector SPDR Fund	245	(18,130)
iShares Russell 1000 Growth ETF	133	(20,131)
Consumer Discretionary Select Sector SPDR Fund	193	(21,973)
iShares MSCI Australia ETF	1,184	(25,480)
Invesco QQQ Trust Series 1	183	(32,878)
Materials Select Sector SPDR Fund	629	(34,910)
Industrial Select Sector SPDR Fund	548	(41,117)
iShares MSCI Emerging Markets ETF	1,000	(42,920)
iShares China Large-Capital ETF	984	(43,562)
VanEck Vectors Russia ETF	2,176	(44,826)
iShares MSCI Japan ETF	985	(53,899)
iShares MSCI Mexico ETF	1,316	(57,365)
Health Care Select Sector SPDR Fund	691	(63,399)
iShares MSCI United Kingdom ETF	1,999	(65,987)
Consumer Staples Select Sector SPDR Fund	1,184	(66,434)
iShares MSCI Taiwan ETF	1,985	(68,641)
iShares 20+ Year Treasury Bond ETF	544	(68,783)
VanEck Vectors Gold Miners ETF	3,188	(71,475)
Financial Select Sector SPDR Fund	4,048	(104,074)
iShares iBoxx $ Investment Grade Corporate Bond ETF	882	(105,011)
iShares MSCI EAFE ETF	1,672	(108,446)
iShares U.S. Real Estate ETF	1,852	(161,198)
iShares Russell 2000 Index ETF	1,105	(169,164)
iShares TIPS Bond ETF	1,700	(192,219)
Utilities Select Sector SPDR Fund	3,448	(200,570)
Energy Select Sector SPDR Fund	3,976	(262,893)
iShares 7-10 Year Treasury Bond ETF	3,629	(387,105)
SPDR Bloomberg Barclays High Yield Bond ETF	23,167	(833,317)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,568,399)		(3,401,717)
Total Securities Sold Short - (21.5)%
(Proceeds $8,055,927)		$(7,700,444)
Other Assets & Liabilities, net - 25.6%		9,150,454
Total Net Assets - 100.0%		$35,787,250

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	55	Jun 2019	$5,407,435	$77,904
Long Gilt Futures Contracts††	15	Jun 2019	2,530,184	42,781
Euro - BTP Italian Government Bond Futures Contracts††	24	Jun 2019	3,484,618	19,329
Euro - 30 year Bond Futures Contracts	1	Jun 2019	215,146	10,419
U.S. Treasury Long Bond Futures Contracts	2	Jun 2019	299,812	5,247
U.S. Treasury Ultra Long Bond Futures Contracts	1	Jun 2019	168,375	404
			$12,105,570	$156,084

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	5	Jun 2019	$567,406	$712

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased† (continued)
New Zealand Dollar Futures Contracts	3	Jun 2019	$204,630	$(493)
Euro FX Futures Contracts	2	Jun 2019	282,262	(2,118)
Canadian Dollar Futures Contracts	23	Jun 2019	1,724,310	(6,344)
British Pound Futures Contracts	6	Jun 2019	490,238	(7,921)
			$3,268,846	$(16,164)

Equity Futures Contracts Purchased†
SPI 200 Index Futures Contracts	16	Jun 2019	$1,757,989	$10,220
Hang Seng Index Futures Contracts††	2	Apr 2019	371,662	4,339
S&P/TSX 60 IX Index Futures Contracts	1	Jun 2019	143,345	(304)
IBEX 35 Index Futures Contracts††	1	Apr 2019	103,290	(1,827)
CBOE Volatility Index Futures Contracts	88	Sep 2019	1,509,200	(14,318)
CBOE Volatility Index Futures Contracts	70	Aug 2019	1,190,000	(15,948)
			$5,075,486	$(17,838)

Commodity Futures Contracts Purchased†
Cotton #2 Futures Contracts	57	Dec 2019	$2,150,040	$66,268
Cotton #2 Futures Contracts	4	May 2019	155,200	6,612
Gasoline RBOB Futures Contracts	2	Apr 2019	157,861	2,557
LME Zinc Futures Contracts	1	May 2019	73,844	1,522
WTI Crude Futures Contracts	2	Apr 2019	120,300	1,475
Brent Crude Futures Contracts	2	Apr 2019	135,160	237
Wheat Futures Contracts	5	May 2019	114,813	(698)
Natural Gas Futures Contracts	14	Apr 2019	373,520	(23,276)
Hard Red Winter Wheat Futures Contracts	53	May 2019	1,140,825	(27,734)
Live Cattle Futures Contracts	70	Aug 2019	3,239,600	(49,382)
			$7,661,163	$(22,419)

Commodity Futures Contracts Sold Short†
Hard Red Winter Wheat Futures Contracts	70	Sep 2019	$1,572,375	$103,699
Natural Gas Futures Contracts	21	Jun 2019	583,590	31,236
Live Cattle Futures Contracts	24	Jun 2019	1,142,400	23,029
Soybean Oil Futures Contracts	21	May 2019	357,588	22,489
Corn Futures Contracts	23	May 2019	410,263	22,030
Soybean Futures Contracts	9	May 2019	397,800	14,709
Coffee 'C' Futures Contracts	8	May 2019	283,200	11,734
Soybean Meal Futures Contracts	14	May 2019	427,840	8,656
Wheat Futures Contracts	19	Sep 2019	448,400	5,880
Live Cattle Futures Contracts	22	Oct 2019	1,029,380	5,025
NY Harbor ULSD Futures Contracts	3	Apr 2019	248,144	3,142
Low Sulphur Gas Oil Futures Contracts	5	May 2019	302,500	2,567
Lean Hogs Futures Contracts	1	Jun 2019	35,060	721
LME Primary Aluminum Futures Contracts	2	Apr 2019	95,075	275
LME Lead Futures Contracts	1	May 2019	50,331	47
Cocoa Futures Contracts	9	May 2019	205,740	(3,542)
Cattle Feeder Futures Contracts	5	May 2019	372,563	(7,390)
Cotton #2 Futures Contracts	46	Jul 2019	1,800,900	(101,058)
			$9,763,149	$143,249

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	65	Apr 2019	$986,700	$47,295
DAX Index Futures Contracts	1	Jun 2019	324,288	3,250
Euro STOXX 50 Index Futures Contracts	3	Jun 2019	110,434	737
Nikkei 225 (OSE) Index Futures Contracts	3	Jun 2019	575,799	626
S&P 500 Index Mini Futures Contracts	1	Jun 2019	141,900	128
Russell 2000 Index Mini Futures Contracts	5	Jun 2019	386,100	(160)
NASDAQ-100 Index Mini Futures Contracts	1	Jun 2019	148,045	(202)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
OMX Stockholm 30 Index Futures Contracts††	10	Apr 2019	$166,673	$(220)
FTSE 100 Index Futures Contracts	2	Jun 2019	188,033	(323)
Tokyo Stock Price Index Futures Contracts	3	Jun 2019	432,729	(407)
CAC 40 10 Euro Index Futures Contracts	2	Apr 2019	120,094	(1,373)
			$3,580,795	$49,351

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	11	Jun 2019	$782,210	$(1,248)
Swiss Franc Futures Contracts	49	Jun 2019	6,197,275	(34,658)
			$6,979,485	$(35,906)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 10 Year Note Futures Contracts	8	Jun 2019	$994,500	$(791)
Canadian Government 10 Year Bond Futures Contracts	7	Jun 2019	729,426	(896)
Euro - Bund Futures Contracts	29	Jun 2019	5,413,463	(62,834)
			$7,137,389	$(64,521)

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[10]	2.80%	At Maturity	08/31/23	$15,631,080	$918,549
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[11]	2.80%	At Maturity	08/31/23	14,049,121	(60,720)
					$29,680,201	$857,829
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[12]	(1.90)%	At Maturity	08/31/23	$15,511,592	$(371,025)
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[13]	(2.10)%	At Maturity	08/31/23	10,532,081	(162,469)
					$26,043,673	$(533,494)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[10]
American Tower Corp. — Class A	3,196	4.02%	$153,216
Sun Communities, Inc.	5,390	4.08%	82,683
Equity LifeStyle Properties, Inc.	4,472	3.27%	77,902
Equity Residential	7,464	3.60%	72,196
Crown Castle International Corp.	4,427	3.63%	61,845
Invitation Homes, Inc.	25,729	4.00%	55,041
MGM Growth Properties LLC — Class A	25,677	5.30%	52,196
Gaming and Leisure Properties, Inc.	10,042	2.48%	51,900
Hudson Pacific Properties, Inc.	14,393	3.17%	50,560
Rexford Industrial Realty, Inc.	15,162	3.47%	50,211
HCP, Inc.	11,669	2.34%	49,827
QTS Realty Trust, Inc. — Class A	12,212	3.51%	33,539
JBG SMITH Properties	8,689	2.30%	31,327
Omega Healthcare Investors, Inc.	12,050	2.94%	26,415
American Homes 4 Rent — Class A	27,333	3.97%	23,207
Equinix, Inc.	1,297	3.76%	22,088
Four Corners Property Trust, Inc.	15,428	2.92%	20,361
Ventas, Inc.	5,690	2.32%	17,426
Cousins Properties, Inc.	50,706	3.13%	14,873
Retail Properties of America, Inc. — Class A	28,794	2.25%	14,685
Terreno Realty Corp.	11,187	3.01%	14,320
Americold Realty Trust	14,629	2.86%	13,441
Retail Opportunity Investments Corp.	25,107	2.79%	4,899
VICI Properties, Inc.	20,273	2.84%	2,759
CoreCivic, Inc.	17,934	2.23%	491
Host Hotels & Resorts, Inc.	27,338	3.31%	(181)
Penn National Gaming, Inc.*	17,322	2.23%	(1,316)
Simon Property Group, Inc.	1,822	2.12%	(1,494)
CyrusOne, Inc.	6,707	2.25%	(1,969)
TPG RE Finance Trust, Inc.	17,026	2.13%	(2,154)
Healthcare Trust of America, Inc. — Class A	18,298	3.35%	(2,607)
Pebblebrook Hotel Trust	13,374	2.66%	(23,761)
Sunstone Hotel Investors, Inc.	19,066	1.76%	(45,377)
Total Custom Basket of Long Securities			$918,549

CUSTOM BASKET OF SHORT SECURITIES[12]
Chesapeake Lodging Trust	(11,681)	(2.09%)	59,573
Tanger Factory Outlet Centers, Inc.	(20,968)	(2.84%)	47,589
Hospitality Properties Trust	(19,204)	(3.26%)	47,133
Hersha Hospitality Trust	(23,405)	(2.59%)	29,799
Brandywine Realty Trust	(29,761)	(3.04%)	26,785
Physicians Realty Trust	(27,603)	(3.34%)	4,927
Apollo Commercial Real Estate Finance, Inc.	(18,810)	(2.21%)	3,455
VEREIT, Inc.	(52,163)	(2.81%)	689
Marriott International, Inc. — Class A	(2,781)	(2.24%)	258
Xenia Hotels & Resorts, Inc.	(23,615)	(3.34%)	83
iShares U.S. Home Construction ETF	(4,958)	(1.13%)	(2,782)
Prologis, Inc.	(6,148)	(2.85%)	(8,915)
Park Hotels & Resorts, Inc.	(9,775)	(1.96%)	(10,296)
Vornado Realty Trust	(6,609)	(2.87%)	(11,498)
NexPoint Residential Trust, Inc.	(11,651)	(2.88%)	(15,823)
Washington Prime Group, Inc.	(93,266)	(3.40%)	(18,495)
Hilton Worldwide Holdings, Inc.	(4,267)	(2.29%)	(18,534)
Spirit Realty Capital, Inc.	(11,455)	(2.93%)	(23,252)
Independence Realty Trust, Inc.	(40,929)	(2.85%)	(24,592)
CBRE Group, Inc. — Class A*	(5,214)	(1.66%)	(28,530)
Piedmont Office Realty Trust, Inc. — Class A	(27,421)	(3.69%)	(32,922)
Digital Realty Trust, Inc.	(4,540)	(3.48%)	(33,656)
Brixmor Property Group, Inc.	(37,565)	(4.45%)	(34,518)
Kimco Realty Corp.	(37,779)	(4.51%)	(41,669)
WP Carey, Inc.	(4,999)	(2.52%)	(53,395)
PS Business Parks, Inc.	(3,758)	(3.80%)	(99,203)
iShares U.S. Real Estate ETF	(44,504)	(24.97%)	(133,236)
Total Custom Basket of Short Securities			$(371,025)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[11] (continued)
Sinclair Broadcast Group, Inc. — Class A	2,461	0.67%	$19,114
Zimmer Biomet Holdings, Inc.	909	0.83%	18,484
Pinnacle West Capital Corp.	1,638	1.12%	18,305
AES Corp.	5,853	0.75%	17,390
Tyson Foods, Inc. — Class A	2,392	1.19%	17,241
Kimberly-Clark Corp.	1,181	1.05%	16,664
Exelon Corp.	2,487	0.89%	16,258
Portland General Electric Co.	3,040	1.13%	15,942
Kansas City Southern	866	0.71%	13,957
Medical Properties Trust, Inc.	8,462	1.12%	13,436
Verizon Communications, Inc.	2,691	1.14%	12,939
National Fuel Gas Co.	2,338	1.01%	12,660
Philip Morris International, Inc.	875	0.55%	11,863
Baxter International, Inc.	943	0.55%	11,649
Merck & Company, Inc.	1,189	0.70%	11,471
Cummins, Inc.	768	0.86%	11,249
TEGNA, Inc.	4,826	0.48%	11,042
Kinder Morgan, Inc.	6,695	0.95%	10,726
Pilgrim's Pride Corp.*	5,071	0.80%	10,480
FirstEnergy Corp.	3,823	1.13%	10,142
CSX Corp.	870	0.46%	9,941
Lam Research Corp.	349	0.44%	9,560
Post Holdings, Inc.*	593	0.46%	9,286
Icad, Inc.*	4,171	0.15%	9,051
Apartment Investment & Management Co. — Class A	3,237	1.16%	8,970
Travelers Companies, Inc.	674	0.66%	8,248
ONEOK, Inc.	830	0.41%	8,076
Intel Corp.	1,340	0.51%	7,604
Delek US Holdings, Inc.	2,891	0.75%	7,191
CONMED Corp.	497	0.29%	7,164
JM Smucker Co.	427	0.35%	7,124
Norfolk Southern Corp.	309	0.41%	7,051
Forward Air Corp.	809	0.37%	6,766
Assured Guaranty Ltd.	1,331	0.42%	6,638
Chevron Corp.	1,244	1.09%	6,610
Applied Materials, Inc.	1,597	0.45%	6,332
Oracle Corp.	1,126	0.43%	5,903
Deluxe Corp.	1,794	0.56%	5,462
Jazz Pharmaceuticals plc*	390	0.40%	5,455
United Parcel Service, Inc. — Class B	560	0.45%	5,387
Thermo Fisher Scientific, Inc.	152	0.30%	5,314
Darling Ingredients, Inc.*	4,343	0.67%	5,156
AT&T, Inc.	4,070	0.91%	5,074
Union Pacific Corp.	424	0.50%	4,911
Bio-Rad Laboratories, Inc. — Class A*	205	0.45%	4,583
Facebook, Inc. — Class A*	187	0.22%	4,546
AMERCO	199	0.53%	4,458
Alphabet, Inc. — Class C*	42	0.35%	4,244
Apple, Inc.	259	0.35%	4,206
Molina Healthcare, Inc.*	238	0.24%	4,151
Shenandoah Telecommunications Co.	2,063	0.65%	4,033
Visa, Inc. — Class A	201	0.22%	3,865
Franklin Resources, Inc.	2,111	0.50%	3,846
Flowers Foods, Inc.	1,541	0.23%	3,781
Skyworks Solutions, Inc.	632	0.37%	3,524
Williams Companies, Inc.	2,516	0.51%	3,361
Colgate-Palmolive Co.	1,357	0.66%	3,152
UGI Corp.	2,848	1.12%	3,141
US Foods Holding Corp.*	1,313	0.33%	3,009
Equity Commonwealth	4,749	1.11%	2,996
Pfizer, Inc.	3,680	1.11%	2,862
Oshkosh Corp.	676	0.36%	2,792
Northern Trust Corp.	922	0.59%	2,534
Exxon Mobil Corp.	1,908	1.10%	2,500
Becton Dickinson and Co.	309	0.55%	2,295
Marten Transport Ltd.	2,203	0.28%	2,206
J.B. Hunt Transport Services, Inc.	1,037	0.75%	2,093
Ameriprise Financial, Inc.	607	0.55%	2,031
Casey's General Stores, Inc.	460	0.42%	1,965
Kennametal, Inc.	1,422	0.37%	1,959
Ingredion, Inc.	1,646	1.11%	1,952
SkyWest, Inc.	692	0.27%	1,652
Huntington Ingalls Industries, Inc.	357	0.53%	1,538
NRG Energy, Inc.	1,366	0.41%	1,532
Chesapeake Lodging Trust	3,212	0.64%	1,384
TrueBlue, Inc.*	1,710	0.29%	1,382
Cal-Maine Foods, Inc.	1,927	0.61%	1,169
Abbott Laboratories	935	0.53%	1,161
Perrigo Company plc	772	0.26%	1,071
ManpowerGroup, Inc.	1,619	0.95%	1,015
Nomad Foods Ltd.*	1,583	0.23%	949
Omnicom Group, Inc.	2,089	1.09%	850
General Mills, Inc.	642	0.24%	841
Knight-Swift Transportation Holdings, Inc.	2,374	0.55%	838
Johnson & Johnson	388	0.39%	807
Brown-Forman Corp. — Class B	613	0.23%	695
Cinemark Holdings, Inc.	3,668	1.04%	680
CVR Energy, Inc.	840	0.25%	635
Hartford Financial Services Group, Inc.	2,322	0.82%	390
Textron, Inc.	1,096	0.40%	376
Waters Corp.*	157	0.28%	358
MetLife, Inc.	1,742	0.53%	290
PACCAR, Inc.	1,129	0.55%	237
United Therapeutics Corp.*	421	0.35%	142
Avnet, Inc.	902	0.28%	102
PPL Corp.	4,833	1.09%	101
Domtar Corp.	879	0.31%	52
Spirit Airlines, Inc.*	590	0.22%	44
Molson Coors Brewing Co. — Class B	1,549	0.66%	28
Bank of New York Mellon Corp.	1,640	0.59%	(8)
Arrow Electronics, Inc.*	780	0.43%	(290)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[11] (continued)
World Fuel Services Corp.	1,172	0.24%	$(371)
John Wiley & Sons, Inc. — Class A	1,509	0.47%	(461)
Hewlett Packard Enterprise Co.	2,926	0.32%	(476)
Scholastic Corp.	1,835	0.52%	(608)
Marathon Petroleum Corp.	487	0.21%	(669)
El Paso Electric Co.	2,162	0.91%	(710)
ON Semiconductor Corp.*	1,621	0.24%	(778)
LyondellBasell Industries N.V. — Class A	419	0.25%	(997)
AbbVie, Inc.	476	0.27%	(1,067)
JPMorgan Chase & Co.	481	0.35%	(1,244)
Ameren Corp.	2,127	1.11%	(1,355)
Prudential Financial, Inc.	841	0.55%	(1,395)
Werner Enterprises, Inc.	3,134	0.76%	(1,432)
Western Union Co.	3,947	0.52%	(1,487)
News Corp. — Class A	2,594	0.23%	(1,634)
Juniper Networks, Inc.	1,306	0.25%	(1,733)
Activision Blizzard, Inc.	1,200	0.39%	(1,896)
HCP, Inc.	3,035	0.68%	(2,014)
HCA Healthcare, Inc.	419	0.39%	(2,365)
NetApp, Inc.	459	0.23%	(3,181)
Integer Holdings Corp.*	366	0.20%	(3,225)
Seagate Technology plc	1,078	0.37%	(3,405)
MSG Networks, Inc. — Class A*	3,165	0.49%	(3,456)
Innoviva, Inc.*	2,767	0.28%	(3,456)
Amgen, Inc.	812	1.10%	(3,458)
Herbalife Nutrition Ltd.*	1,333	0.50%	(3,522)
Saia, Inc.*	996	0.43%	(3,703)
Medtronic plc	1,692	1.10%	(3,812)
Westlake Chemical Corp.	599	0.29%	(3,870)
Hospitality Properties Trust	1,977	0.37%	(4,015)
Constellation Brands, Inc. — Class A	188	0.23%	(4,331)
New Media Investment Group, Inc.	4,062	0.30%	(4,478)
Park Hotels & Resorts, Inc.	3,221	0.71%	(4,482)
Schneider National, Inc. — Class B	4,293	0.64%	(4,497)
Heartland Express, Inc.	5,347	0.73%	(4,658)
Cardinal Health, Inc.	1,572	0.54%	(5,288)
Southwest Airlines Co.	1,249	0.46%	(5,629)
Allison Transmission Holdings, Inc.	2,142	0.68%	(5,694)
Allergan plc	305	0.32%	(5,695)
Mylan N.V.*	2,088	0.42%	(5,724)
Central Garden & Pet Co. — Class A*	1,243	0.21%	(6,242)
Host Hotels & Resorts, Inc.	4,256	0.57%	(6,543)
Summit Hotel Properties, Inc.	2,981	0.24%	(6,786)
Walgreens Boots Alliance, Inc.	988	0.44%	(6,792)
Sysco Corp.	1,357	0.64%	(6,794)
Lear Corp.	320	0.31%	(7,348)
Vishay Intertechnology, Inc.	1,777	0.23%	(8,208)
Gilead Sciences, Inc.	2,402	1.11%	(9,141)
Alaska Air Group, Inc.	1,078	0.43%	(9,494)
AMC Networks, Inc. — Class A*	2,188	0.88%	(9,691)
Vector Group Ltd.	6,191	0.48%	(9,733)
McKesson Corp.	1,087	0.91%	(9,797)
JetBlue Airways Corp.*	5,725	0.67%	(9,892)
PBF Energy, Inc. — Class A	2,154	0.48%	(10,493)
DXC Technology Co.	763	0.35%	(10,531)
Renewable Energy Group, Inc.*	2,743	0.43%	(11,484)
Belden, Inc.	667	0.25%	(12,402)
United Continental Holdings, Inc.*	1,461	0.83%	(12,569)
Biogen, Inc.*	211	0.36%	(12,912)
ATN International, Inc.	1,061	0.43%	(13,201)
Delta Air Lines, Inc.	2,841	1.04%	(13,360)
Phillips 66	1,053	0.71%	(13,686)
Lions Gate Entertainment Corp. — Class A	2,373	0.26%	(14,533)
Nu Skin Enterprises, Inc. — Class A	636	0.22%	(15,406)
InterDigital, Inc.	1,420	0.67%	(15,928)
Kroger Co.	3,901	0.68%	(16,015)
Humana, Inc.	353	0.67%	(16,190)
MEDNAX, Inc.*	1,263	0.24%	(17,320)
HP, Inc.	4,100	0.57%	(18,608)
Kraft Heinz Co.	958	0.22%	(20,424)
Occidental Petroleum Corp.	2,307	1.09%	(20,621)
Greenbrier Companies, Inc.	871	0.20%	(22,036)
HollyFrontier Corp.	2,011	0.71%	(22,500)
Archer-Daniels-Midland Co.	3,669	1.13%	(23,684)
FedEx Corp.	886	1.14%	(30,979)
Valero Energy Corp.	1,436	0.87%	(32,498)
Total Custom Basket of Long Securities			$(60,720)

CUSTOM BASKET OF SHORT SECURITIES[13]
National Oilwell Varco, Inc.	(3,557)	(0.91%)	28,409
Balchem Corp.	(1,119)	(1.00%)	20,248
Valley National Bancorp	(15,129)	(1.39%)	17,250
Howard Hughes Corp.*	(809)	(0.84%)	12,709
Commercial Metals Co.	(5,625)	(0.91%)	12,437
RPM International, Inc.	(1,189)	(0.66%)	10,904
Sterling Bancorp	(2,936)	(0.52%)	10,768
Core Laboratories N.V.	(1,426)	(0.93%)	10,698
Associated Banc-Corp.	(1,851)	(0.38%)	10,400
IBERIABANK Corp.	(632)	(0.43%)	9,043
Sensient Technologies Corp.	(1,402)	(0.90%)	8,476
Sotheby's*	(795)	(0.28%)	8,402
Compass Minerals International, Inc.	(966)	(0.50%)	7,902
HB Fuller Co.	(887)	(0.41%)	7,406
RLI Corp.	(1,452)	(0.99%)	6,943
Old National Bancorp	(5,965)	(0.93%)	6,942
Two Harbors Investment Corp.	(7,328)	(0.94%)	6,841
Monolithic Power Systems, Inc.	(442)	(0.57%)	6,312

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[13] (continued)
Washington Federal, Inc.	(1,189)	(0.33%)	$6,047
Glacier Bancorp, Inc.	(1,070)	(0.41%)	5,697
CNO Financial Group, Inc.	(3,425)	(0.53%)	5,672
First Financial Bankshares, Inc.	(1,276)	(0.70%)	5,342
Texas Roadhouse, Inc. — Class A	(770)	(0.45%)	5,135
Amazon.com, Inc.*	(37)	(0.63%)	4,918
People's United Financial, Inc.	(3,713)	(0.58%)	4,741
Paramount Group, Inc.	(4,169)	(0.56%)	4,084
Southern Copper Corp.	(909)	(0.34%)	3,600
CVB Financial Corp.	(3,219)	(0.64%)	3,160
Annaly Capital Management, Inc.	(9,134)	(0.87%)	2,893
Guidewire Software, Inc.*	(877)	(0.81%)	1,840
Allegheny Technologies, Inc.*	(1,228)	(0.30%)	1,793
Marriott International, Inc. — Class A	(532)	(0.63%)	1,711
Wyndham Hotels & Resorts, Inc.	(1,898)	(0.90%)	1,168
Axis Capital Holdings Ltd.	(923)	(0.48%)	1,060
Jagged Peak Energy, Inc.*	(6,582)	(0.65%)	992
Pacific Premier Bancorp, Inc.	(1,467)	(0.37%)	970
Ball Corp.	(1,766)	(0.97%)	625
First Republic Bank	(553)	(0.53%)	625
NextEra Energy, Inc.	(410)	(0.75%)	504
Hudson Pacific Properties, Inc.	(2,279)	(0.74%)	341
White Mountains Insurance Group Ltd.	(97)	(0.85%)	274
Empire State Realty Trust, Inc. — Class A	(4,921)	(0.74%)	125
CubeSmart	(1,427)	(0.43%)	100
Everest Re Group Ltd.	(445)	(0.91%)	13
Marriott Vacations Worldwide Corp.	(700)	(0.62%)	10
Steven Madden Ltd.	(1)	0.00%	2
Rollins, Inc.	(1)	0.00%	0
Livent Corp.*	(1)	0.00%	0
South Jersey Industries, Inc.	(2,859)	(0.87%)	(49)
Healthcare Trust of America, Inc. — Class A	(3,276)	(0.89%)	(66)
Extra Space Storage, Inc.	(395)	(0.38%)	(80)
Healthcare Realty Trust, Inc.	(983)	(0.30%)	(88)
CyrusOne, Inc.	(917)	(0.46%)	(217)
FireEye, Inc.*	(2,059)	(0.33%)	(273)
Woodward, Inc.	(671)	(0.60%)	(315)
Kaiser Aluminum Corp.	(396)	(0.39%)	(403)
BankUnited, Inc.	(1,547)	(0.49%)	(432)
Chimera Investment Corp.	(4,890)	(0.87%)	(598)
Sherwin-Williams Co.	(100)	(0.41%)	(612)
WesBanco, Inc.	(781)	(0.29%)	(762)
Markel Corp.*	(79)	(0.75%)	(838)
American Homes 4 Rent — Class A	(2,229)	(0.48%)	(862)
Arthur J Gallagher & Co.	(897)	(0.67%)	(863)
CarMax, Inc.*	(1,261)	(0.84%)	(1,011)
Brandywine Realty Trust	(3,072)	(0.46%)	(1,036)
Capitol Federal Financial, Inc.	(7,094)	(0.90%)	(1,060)
Spire, Inc.	(1,248)	(0.98%)	(1,096)
Columbia Financial, Inc.*	(2,015)	(0.30%)	(1,119)
Avery Dennison Corp.	(349)	(0.37%)	(1,209)
salesforce.com, Inc.*	(741)	(1.11%)	(1,214)
AGNC Investment Corp.	(5,752)	(0.98%)	(1,249)
New Residential Investment Corp.	(2,522)	(0.40%)	(1,274)
Bright Horizons Family Solutions, Inc.*	(456)	(0.55%)	(1,286)
Cincinnati Financial Corp.	(1,369)	(1.12%)	(1,292)
Prosperity Bancshares, Inc.	(577)	(0.38%)	(1,426)
BancorpSouth Bank	(2,234)	(0.60%)	(1,515)
Washington Real Estate Investment Trust	(3,050)	(0.82%)	(1,623)
Materion Corp.	(1,115)	(0.60%)	(1,689)
Americold Realty Trust	(1,494)	(0.43%)	(1,743)
Boeing Co.	(110)	(0.40%)	(1,793)
MFA Financial, Inc.	(5,433)	(0.38%)	(1,997)
Scotts Miracle-Gro Co. — Class A	(1,518)	(1.13%)	(2,024)
Proofpoint, Inc.*	(457)	(0.53%)	(2,113)
PPG Industries, Inc.	(434)	(0.47%)	(2,130)
Linde plc	(201)	(0.34%)	(2,297)
Vulcan Materials Co.	(374)	(0.42%)	(2,338)
Dunkin' Brands Group, Inc.	(614)	(0.44%)	(2,368)
Prologis, Inc.	(876)	(0.60%)	(2,437)
Camden Property Trust	(724)	(0.70%)	(2,454)
Pegasystems, Inc.	(1,485)	(0.92%)	(2,562)
Blackstone Mortgage Trust, Inc. — Class A	(2,785)	(0.91%)	(2,773)
SPS Commerce, Inc.*	(362)	(0.36%)	(2,800)
Redwood Trust, Inc.	(5,994)	(0.92%)	(2,974)
New York Community Bancorp, Inc.	(9,599)	(1.05%)	(2,987)
Allegion plc	(1,019)	(0.88%)	(3,055)
AptarGroup, Inc.	(1,346)	(1.36%)	(3,155)
Xylem, Inc.	(1,011)	(0.76%)	(3,164)
PTC, Inc.*	(971)	(0.85%)	(3,449)
Signature Bank	(306)	(0.37%)	(3,675)
Oil States International, Inc.*	(1,950)	(0.31%)	(3,705)
BOK Financial Corp.	(874)	(0.68%)	(3,727)
Martin Marietta Materials, Inc.	(430)	(0.82%)	(3,857)
Federal Realty Investment Trust	(641)	(0.84%)	(3,875)
Douglas Emmett, Inc.	(2,974)	(1.14%)	(4,007)
Crown Castle International Corp.	(302)	(0.37%)	(4,036)
Starbucks Corp.	(629)	(0.44%)	(4,042)
First Industrial Realty Trust, Inc.	(1,938)	(0.65%)	(4,187)
American Tower Corp. — Class A	(163)	(0.30%)	(4,287)
Palo Alto Networks, Inc.*	(356)	(0.82%)	(4,298)
Roper Technologies, Inc.	(400)	(1.30%)	(4,623)
Pool Corp.	(386)	(0.60%)	(5,126)
Costco Wholesale Corp.	(379)	(0.87%)	(5,306)
AMETEK, Inc.	(1,920)	(1.51%)	(5,352)
Agree Realty Corp.	(1,572)	(1.03%)	(5,385)
Atmos Energy Corp.	(858)	(0.84%)	(5,582)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
CUSTOM BASKET OF SHORT SECURITIES[13] (continued)
Physicians Realty Trust	(2,466)	(0.44%)	$(5,722)
Invitation Homes, Inc.	(6,011)	(1.39%)	(5,979)
Equinix, Inc.	(186)	(0.80%)	(6,151)
Sempra Energy	(892)	(1.07%)	(6,887)
STORE Capital Corp.	(1,535)	(0.49%)	(7,082)
Liberty Property Trust	(2,893)	(1.33%)	(7,308)
Alexandria Real Estate Equities, Inc.	(524)	(0.71%)	(7,369)
NewMarket Corp.	(243)	(1.00%)	(7,651)
Terreno Realty Corp.	(2,157)	(0.86%)	(7,777)
UDR, Inc.	(1,518)	(0.66%)	(8,279)
Crown Holdings, Inc.*	(1,407)	(0.73%)	(8,339)
Royal Gold, Inc.	(743)	(0.64%)	(9,354)
Rexford Industrial Realty, Inc.	(4,387)	(1.49%)	(10,548)
Essex Property Trust, Inc.	(254)	(0.70%)	(10,817)
American Campus Communities, Inc.	(2,663)	(1.20%)	(10,961)
MarketAxess Holdings, Inc.	(214)	(0.50%)	(11,147)
EastGroup Properties, Inc.	(966)	(1.02%)	(11,216)
WR Grace & Co.	(1,748)	(1.30%)	(11,436)
SBA Communications Corp.*	(366)	(0.69%)	(15,018)
TransDigm Group, Inc.*	(249)	(1.07%)	(15,215)
Equity LifeStyle Properties, Inc.	(922)	(1.00%)	(15,965)
Fortive Corp.	(1,728)	(1.38%)	(16,336)
Air Products & Chemicals, Inc.	(673)	(1.22%)	(17,300)
Sun Communities, Inc.	(1,346)	(1.51%)	(17,759)
Realty Income Corp.	(1,808)	(1.26%)	(25,145)
Total Custom Basket of Short Securities			$(162,469)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2019.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2019 — See Note 5.
[4]	All or a portion of this security is pledged as custom basket swap collateral at March 31, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

[6]	All or a portion of this security is pledged as futures collateral at March 31, 2019.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of March 31, 2019.
[10]	Total Return based on the return of the custom Equity Market Neutral ("MNRE") long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[11]	Total Return based on the return of the custom Long/Short Equity ("SMQLS") long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[12]	Total Return based on the return of the custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.
[13]	Total Return based on the return of the custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2019.

MLP — Master Limited Partnership

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2019 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,526,753	$—	$—	$9,526,753
Mutual Funds	14,353,885	—	—	14,353,885
Closed-End Funds	3,327,810	—	—	3,327,810
U.S. Treasury Bills	—	6,960,315	—	6,960,315
Repurchase Agreements	—	113,725	—	113,725
Securities Lending Collateral	54,752	—	—	54,752
Commodity Futures Contracts**	333,910	—	—	333,910
Interest Rate Futures Contracts**	93,974	62,110	—	156,084
Equity Futures Contracts**	62,256	4,339	—	66,595
Currency Futures Contracts**	712	—	—	712
Custom Basket Swap Agreements**	—	918,549	—	918,549
Total Assets	$27,754,052	$8,059,038	$—	$35,813,090

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,298,727	$—	$—	$4,298,727
Exchange-Traded Funds	3,401,717	—	—	3,401,717
Commodity Futures Contracts**	213,080	—	—	213,080
Interest Rate Futures Contracts**	64,521	—	—	64,521
Currency Futures Contracts**	52,782	—	—	52,782
Equity Futures Contracts**	33,035	2,047	—	35,082
Custom Basket Swap Agreements**	—	594,214	—	594,214
Total Liabilities	$8,063,862	$596,261	$—	$8,660,123

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2019

Transactions during the period ended March 31, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/18	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/19	Shares 03/31/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,927,786	$74,577	$(500,000)	$(3,223)	$(958)	$10,498,182	423,143	$75,930
Guggenheim Strategy Fund III	3,779,292	26,059	–	–	7	3,805,358	153,504	26,576
Guggenheim Ultra Short Duration Fund - Institutional Class	49,993	302	–	–	50	50,345	5,050	305
	$14,757,071	$100,938	$(500,000)	$(3,223)	$(901)	$14,353,885		$102,811

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund (the "Funds"), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value per share as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) index swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 - Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. There is no guarantee that a fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.55%			2.38%
Due 04/01/19	$291,165,248	$291,227,121	03/15/21	$296,224,000	$296,987,527

			U.S. Treasury Bill
			0.00%
			04/25/19	1,100	1,098
				296,225,100	296,988,625

Bank of America Merrill Lynch			U.S. TIP Note
2.55%			0.63%
Due 04/01/19	72,791,312	72,806,780	04/15/23	73,556,260	74,247,198

Barclays Capital			U.S. TIP Note
2.40%			2.13%
Due 04/01/19	65,197,533	65,210,573	02/15/40	53,332,105	66,501,535

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank, N.A. (“U.S. Bank”) acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$53,494	$54,752

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At March 31, 2019, the cost of securities for federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$7,358,454	$118,824	$–	$118,824
Managed Futures Strategy Fund	32,245,485	1,699,209	(1,790,767)	(91,558)
Multi-Hedge Strategies Fund	26,528,061	2,303,264	(1,678,358)	624,906

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.